Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Phoenix Services International LLC(1)(2)	9,617	$ 39,670
Phoenix Services International LLC(1)(2)	877	3,618
		$ 43,288
Containers & Packaging — 0.0%(3)
LG Parent Holding Co.(1)(2)	6,015	$ 18,295
		$ 18,295
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A 1(1)(2)(4)	108	$ 236,207
		$236,207
Entertainment — 0.0%(3)
New Cineworld Ltd.(1)(2)	1,348	$34,340
		$34,340
Financial Services — 0.0%(3)
Aegletes BV(1)(2)	1,076	$767
		$767
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(1)(2)	15,129	$108,740
Serta SSB Equipment Co.(1)(2)(4)	15,129	0
		$108,740
Professional Services — 0.0%(3)
Skillsoft Corp.(1)(2)	299	$7,165
		$7,165
Total Common Stocks (identified cost $693,840)		$448,802

Corporate Bonds — 6.5%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(5)	$125	$ 124,695
5.75%, 4/20/29(5)	200	198,495
		$ 323,190
Automotive — 0.0%(3)
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(5)	$22	$ 22,047
		$ 22,047
Security	Principal Amount (000's omitted)	Value
Building and Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(5)	$315	$ 315,581
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(5)	100	97,801
		$ 413,382
Building Products — 0.1%
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(5)	$75	$ 75,398
		$ 75,398
Business Equipment and Services — 0.2%
Corelogic, Inc., 4.50%, 5/1/28(5)	$75	$ 70,179
Garda World Security Corp., 4.625%, 2/15/27(5)	75	72,910
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(5)	75	75,025
		$218,114
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(5)	$75	$64,863
		$64,863
Chemicals and Plastics — 0.1%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(5)	$125	$116,917
		$116,917
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 7.625%, 1/30/32(5)	$125	$128,518
		$128,518
Drugs — 0.6%
Jazz Securities DAC, 4.375%, 1/15/29(5)	$550	$520,153
		$520,153
Ecological Services and Equipment — 0.7%
Madison IAQ LLC, 4.125%, 6/30/28(5)	$650	$615,854
		$615,854
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(5)	$300	$284,736
		$284,736
Financial Intermediaries — 1.0%
AG Issuer LLC, 6.25%, 3/1/28(5)	$225	$224,122
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(5)	50	51,890
Focus Financial Partners LLC, 6.75%, 9/15/31(5)	150	149,569
Panther Escrow Issuer LLC, 7.125%, 6/1/31(5)	525	530,819
		$956,400

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care — 0.3%
Medline Borrower LP, 3.875%, 4/1/29(5)	$325	$ 301,245
		$ 301,245
Industrial Equipment — 0.1%
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(5)	$50	$ 48,987
		$ 48,987
Insurance — 0.1%
AmWINS Group, Inc., 6.375%, 2/15/29(5)	$100	$ 100,676
		$ 100,676
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(5)	$7	$7,017
		$7,017
Radio and Television — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(5)	$150	$134,436
		$134,436
Technology — 0.7%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(5)	$200	$186,471
Cloud Software Group, Inc.:
8.25%, 6/30/32(5)	320	330,239
9.00%, 9/30/29(5)	125	127,068
		$643,778
Technology Hardware, Storage & Peripherals — 0.1%
NCR Atleos Corp., 9.50%, 4/1/29(5)	$125	$135,531
		$135,531
Telecommunications — 1.2%
Level 3 Financing, Inc., 10.75%, 12/15/30(5)	$875	$980,570
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(5)	125	106,845
		$1,087,415
Total Corporate Bonds (identified cost $6,229,072)		$6,198,657

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Income Funds — 1.0%
SPDR Blackstone Senior Loan ETF	22,750	$ 949,357
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 949,357

Preferred Stocks — 0.1%

Security	Shares	Value
IT Services — 0.1%
Cohesity Global, Inc.:
Series G(1)	1,381	$ 36,251
Series G1(1)	955	25,069
Total Preferred Stocks (identified cost $47,888)		$ 61,320

Senior Floating Rate Loans — 111.5%(6)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.7%
American Airlines, Inc., Term Loan, 9.629%, (SOFR + 4.75%), 4/20/28	$682	$ 701,811
		$ 701,811
Auto Components — 2.1%
Autokiniton U.S. Holdings, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 4/6/28	$922	$ 917,904
Clarios Global LP, Term Loan, 6.857%, (SOFR + 2.50%), 5/6/30	374	376,073
DexKo Global, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28	566	537,092
LSF12 Badger Bidco LLC, Term Loan, 10.357%, (SOFR + 6.00%), 8/30/30	124	122,203
		$ 1,953,272
Automobiles — 1.0%
Bombardier Recreational Products, Inc., Term Loan, 7.107%, (SOFR + 2.75%), 1/22/31	$595	$596,813
MajorDrive Holdings IV LLC, Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28	392	383,161
		$979,974
Beverages — 0.5%
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28	$495	$499,391
		$499,391
Biotechnology — 0.6%
Alltech, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 10/13/28	$585	$588,491
		$588,491
Building Products — 2.2%
CPG International, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 9/19/31	$150	$150,420
LHS Borrower LLC, Term Loan, 9.207%, (SOFR + 4.75%), 2/16/29	293	280,844

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 7.357%, (SOFR + 3.00%), 3/28/31	$821	$ 830,282
Oscar AcquisitionCo. LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29	743	736,236
Standard Industries, Inc., Term Loan, 6.106%, (SOFR + 1.75%), 9/22/28	73	73,860
		$ 2,071,642
Capital Markets — 6.8%
Advisor Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/17/28	$554	$ 557,300
AllSpring Buyer LLC, Term Loan, 7.329%, (SOFR + 3.00%), 11/1/30	557	558,788
Aretec Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/9/30	497	498,854
Brookfield Property REIT, Inc., Term Loan, 6.957%, (SOFR + 2.50%), 8/27/25	144	143,882
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28	123	124,642
Clipper Acquisitions Corp., Term Loan, 6.39%, (SOFR + 1.75%), 3/3/28	217	216,292
Edelman Financial Engines Center LLC, Term Loan, 7.357%, (SOFR + 3.00%), 4/7/28	582	586,284
FinCo I LLC, Term Loan, 6.607%, (SOFR + 2.25%), 6/27/29	222	223,298
Focus Financial Partners LLC:
Term Loan, 0.00%, 9/15/31(7)	105	106,206
Term Loan, 7.607%, (SOFR + 3.25%), 9/15/31	979	988,857
Franklin Square Holdings LP, Term Loan, 6.607%, (SOFR + 2.25%), 4/25/31	199	200,493
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28	733	737,775
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.37%, (SOFR + 3.00%), 3/22/31	299	299,967
Mariner Wealth Advisors LLC, Term Loan, 7.079%, (SOFR + 2.75%), 8/18/28	632	633,099
Orion Advisor Solutions, Inc., Term Loan, 8.335%, (SOFR + 3.75%), 9/24/30	125	126,032
Press Ganey Holdings, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 4/30/31	125	125,194
Victory Capital Holdings, Inc.:
Term Loan, 6.934%, (SOFR + 2.25%), 7/1/26	238	238,790
Term Loan, 6.934%, (SOFR + 2.25%), 12/29/28	86	86,280
		$6,452,033
Chemicals — 5.1%
Aruba Investments Holdings LLC, Term Loan, 8.457%, (SOFR + 4.00%), 11/24/27	$618	$621,390
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.079%, (SOFR + 1.75%), 12/20/29	554	555,983
Charter NEX U.S., Inc., Term Loan, 7.525%, (SOFR + 3.00%), 11/29/30	495	498,134
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
CPC Acquisition Corp., Term Loan, 8.34%, (SOFR + 3.75%), 12/29/27	$326	$ 292,797
Groupe Solmax, Inc., Term Loan, 9.285%, (SOFR + 4.75%), 5/29/28(8)	208	191,784
Momentive Performance Materials, Inc., Term Loan, 8.357%, (SOFR + 4.00%), 3/29/28	640	647,854
Nouryon Finance BV, Term Loan, 7.657%, (SOFR + 3.25%), 4/3/28	220	222,297
Olympus Water U.S. Holding Corp., Term Loan, 7.337%, (SOFR + 3.00%), 6/20/31	451	452,936
Paint Intermediate III LLC, Term Loan, 7.522%, (SOFR + 3.00%), 10/9/31	100	100,708
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29	233	224,262
W.R. Grace & Co. Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28	994	1,003,944
		$4,812,089
Commercial Services & Supplies — 4.4%
Aramark Services, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 6/22/30	$744	$749,543
Flame Newco LLC, Term Loan, 10.457%, (SOFR + 6.10%), 6/30/28	120	117,204
Garda World Security Corp., Term Loan, 7.897%, (SOFR + 3.50%), 2/1/29	596	598,814
GFL Environmental, Inc., Term Loan, 6.61%, (SOFR + 2.00%), 7/3/31	200	200,123
Harsco Corp., Term Loan, 6.722%, (SOFR + 2.25%), 3/10/28	683	683,817
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30	322	325,166
Prime Security Services Borrower LLC, Term Loan, 6.524%, (SOFR + 2.00%), 10/13/30	946	949,103
Tempo Acquisition LLC, Term Loan, 6.607%, (SOFR + 2.25%), 8/31/28	551	554,069
		$4,177,839
Communications Equipment — 0.1%
Ciena Corp., Term Loan, 6.37%, (SOFR + 2.00%), 10/24/30	$123	$123,778
		$123,778
Construction & Engineering — 1.5%
American Residential Services LLC, Term Loan, 7.972%, (SOFR + 3.50%), 10/15/27	$724	$730,855
Azuria Water Solutions, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 5/17/28	363	366,526
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30	298	300,770
		$1,398,151

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Construction Materials — 0.2%
Star Holding LLC, Term Loan, 8.857%, (SOFR + 4.50%), 7/31/31	$175	$ 174,435
		$ 174,435
Consumer Staples Distribution & Retail — 1.1%
Peer Holding III BV:
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31	$300	$ 302,062
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30	695	700,249
		$ 1,002,311
Containers & Packaging — 1.0%
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.532%, (SOFR + 3.18%), 4/13/29	$721	$723,736
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28	41	32,715
Proampac PG Borrower LLC, Term Loan, 8.604%, (SOFR + 4.00%), 9/15/28	198	198,870
		$955,321
Diversified Consumer Services — 1.3%
Ascend Learning LLC, Term Loan, 7.957%, (SOFR + 3.50%), 12/11/28	$630	$634,690
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30	279	282,237
Wand NewCo 3, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 1/30/31	293	294,560
		$1,211,487
Diversified Telecommunication Services — 0.7%
Level 3 Financing, Inc.:
Term Loan, 10.917%, (SOFR + 6.56%), 4/15/29	$170	$173,551
Term Loan, 10.917%, (SOFR + 6.56%), 4/15/30	170	173,466
Virgin Media Bristol LLC, Term Loan, 7.762%, (SOFR + 3.25%), 1/31/29	325	323,655
		$670,672
Electric Utilities — 0.2%
Kohler Energy Co. LLC, Term Loan, 8.107%, (SOFR + 3.75%), 5/1/31	$229	$229,059
		$229,059
Electrical Equipment — 0.6%
WEC U.S. Holdings Ltd., Term Loan, 6.803%, (SOFR + 2.25%), 1/27/31	$524	$524,751
		$524,751
Electronic Equipment, Instruments & Components — 2.1%
Chamberlain Group, Inc., Term Loan, 7.707%, (SOFR + 3.25%), 11/3/28	$396	$398,765
Creation Technologies, Inc., Term Loan, 10.351%, (SOFR + 5.50%), 10/5/28	222	218,542
Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
II-VI, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 7/2/29	$179	$ 180,133
MX Holdings U.S., Inc., Term Loan, 7.222%, (SOFR + 2.75%), 7/31/28	990	996,340
Range Red Operating, Inc:
Term Loan, 12.693%, (SOFR + 8.00%), 10/1/29	39	38,521
Term Loan - Second Lien, 12.693%, (SOFR + 8.00%), 10/1/29	165	161,590
		$ 1,993,891
Energy Equipment & Services — 0.3%
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31	$274	$ 276,913
		$276,913
Entertainment — 0.4%
Renaissance Holdings Corp., Term Loan, 8.329%, (SOFR + 4.00%), 4/5/30	$421	$420,440
		$420,440
Environmental Control — 0.8%
Reworld Holding Corp.:
Term Loan, 6.697%, (SOFR + 2.25%), 11/30/28	$692	$693,566
Term Loan, 6.697%, (SOFR + 2.25%), 11/30/28	53	53,285
		$746,851
Financial Services — 3.3%
Boost Newco Borrower LLC, Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31	$524	$527,508
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31	249	249,174
Grant Thornton Advisors LLC, Term Loan, 7.607%, (SOFR + 3.25%), 6/2/31	549	549,432
NCR Atleos LLC, Term Loan, 8.398%, (SOFR + 3.75%), 4/16/29	306	307,548
Walker & Dunlop, Inc., Term Loan, 6.707%, (SOFR + 2.25%), 12/16/28	740	743,235
WEX, Inc., Term Loan, 6.107%, (SOFR + 1.75%), 5/10/29	773	773,272
		$3,150,169
Food Products — 1.0%
Froneri International Ltd., Term Loan, 6.357%, (SOFR + 2.00%), 9/17/31	$592	$593,538
Monogram Food Solutions LLC, Term Loan, 8.472%, (SOFR + 4.00%), 8/28/28	97	95,788
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29	220	221,001
		$910,327

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 1.7%
Bayou Intermediate II LLC, Term Loan, 9.347%, (SOFR + 4.50%), 8/2/28	$489	$ 488,558
Journey Personal Care Corp., Term Loan, 8.107%, (SOFR + 3.75%), 3/1/28	482	483,554
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	598	600,823
		$ 1,572,935
Health Care Providers & Services — 5.8%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28	$728	$ 733,126
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28	484	287,379
CNT Holdings I Corp., Term Loan, 8.085%, (SOFR + 3.50%), 11/8/27	495	498,854
Ensemble RCM LLC, Term Loan, 7.585%, (SOFR + 3.00%), 8/1/29	797	803,347
Hanger, Inc.:
Term Loan, 1.75%, 10/23/31(7)	31	31,718
Term Loan, 7.857%, (SOFR + 3.50%), 10/23/31	244	246,342
Midwest Physician Administrative Services LLC, Term Loan, 7.59%, (SOFR + 3.00%), 3/12/28	290	275,522
Option Care Health, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28	584	588,056
Pacific Dental Services LLC, Term Loan, 7.125%, (SOFR + 2.75%), 3/15/31	496	500,282
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31	124	125,164
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(7)	22	21,743
Term Loan, 7.607%, (SOFR + 3.25%), 11/19/31	303	304,396
Select Medical Corp., Term Loan, 6.531%, (SOFR + 2.00%), 12/3/31	200	200,916
Surgery Center Holdings, Inc., Term Loan, 7.089%, (SOFR + 2.75%), 12/19/30	546	550,782
TTF Holdings LLC, Term Loan, 8.107%, (SOFR + 3.75%), 7/18/31	300	298,500
		$5,466,127
Health Care Technology — 2.2%
Cotiviti Corp., Term Loan, 7.303%, (SOFR + 2.75%), 5/1/31	$397	$399,736
Imprivata, Inc., Term Loan, 8.085%, (SOFR + 3.50%), 12/1/27	363	365,535
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31	125	125,937
Project Ruby Ultimate Parent Corp., Term Loan, 7.472%, (SOFR + 3.00%), 3/10/28	386	388,291
Symplr Software, Inc., Term Loan, 9.185%, (SOFR + 4.50%), 12/22/27	361	331,802
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
Waystar Technologies, Inc., Term Loan, 6.595%, (SOFR + 2.25%), 10/22/29	$501	$ 503,814
		$ 2,115,115
Hotels, Restaurants & Leisure — 2.2%
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26	$372	$ 373,934
Hilton Domestic Operating Co., Inc., Term Loan, 6.088%, (SOFR + 1.75%), 11/8/30	150	150,938
Horizon U.S. Finco LP, Term Loan, 12/18/31(9)	200	199,250
IRB Holding Corp., Term Loan, 6.857%, (SOFR + 2.50%), 12/15/27	614	615,113
Playa Resorts Holding BV, Term Loan, 7.107%, (SOFR + 2.75%), 1/5/29	714	715,249
		$2,054,484
Household Durables — 1.9%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28	$439	$356,154
Hunter Douglas, Inc., Term Loan, 8.021%, (SOFR + 3.50%), 2/26/29	593	593,360
Libbey Glass, Inc., Term Loan, 11.267%, (SOFR + 6.50%), 11/22/27	336	327,913
Serta Simmons Bedding LLC:
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28	223	189,482
Term Loan, 12.232%, (SOFR + 7.50%), 6/29/28	24	24,141
Tempur Sealy International, Inc., Term Loan, 6.81%, (SOFR + 2.50%), 10/24/31	350	351,421
		$1,842,471
Household Products — 1.0%
Energizer Holdings, Inc., Term Loan, 6.356%, (SOFR + 2.00%), 12/22/27	$903	$906,873
		$906,873
Industrial Conglomerates — 0.2%
John Bean Technologies Corp., Term Loan, 10/9/31(9)	$150	$151,125
		$151,125
Insurance — 3.6%
Alliant Holdings Intermediate LLC, Term Loan, 7.106%, (SOFR + 2.75%), 9/19/31	$494	$496,306
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	825	828,882
Broadstreet Partners, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 6/13/31	498	499,784
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30	888	894,338
Ryan Specialty Group LLC, Term Loan, 6.607%, (SOFR + 2.25%), 9/15/31	250	251,250

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/22/29	$422	$ 421,372
		$ 3,391,932
Interactive Media & Services — 0.8%
Foundational Education Group, Inc., Term Loan, 8.597%, (SOFR + 3.75%), 8/31/28	$388	$ 378,785
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26	354	354,079
		$ 732,864
IT Services — 4.0%
Asurion LLC:
Term Loan, 7.709%, (SOFR + 3.25%), 7/31/27	$38	$38,461
Term Loan, 8.607%, (SOFR + 4.25%), 9/19/30	722	721,038
Term Loan - Second Lien, 9.722%, (SOFR + 5.25%), 1/31/28	550	538,805
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27	615	597,181
Informatica LLC, Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28	535	538,218
Rackspace Finance LLC:
Term Loan, 10.847%, (SOFR + 6.25%), 5/15/28	358	371,114
Term Loan - Second Lien, 7.347%, (SOFR + 2.75%), 5/15/28	548	319,676
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	694	699,286
		$3,823,779
Leisure Products — 1.2%
Hayward Industries, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 5/30/28	$603	$607,036
Recess Holdings, Inc., Term Loan, 9.085%, (SOFR + 4.50%), 2/20/30	496	501,679
		$1,108,715
Life Sciences Tools & Services — 1.9%
Avantor Funding, Inc., Term Loan, 6.457%, (SOFR + 2.00%), 11/8/27	$122	$122,986
Curia Global, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 8/30/26	812	778,404
IQVIA, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 1/2/31	223	224,532
Packaging Coordinators Midco, Inc., Term Loan, 7.835%, (SOFR + 3.25%), 11/30/27	654	658,251
		$1,784,173
Machinery — 10.2%
AI Aqua Merger Sub, Inc., Term Loan, 8.053%, (SOFR + 3.50%), 7/31/28	$588	$589,247
American Trailer World Corp., Term Loan, 8.207%, (SOFR + 3.75%), 3/3/28	236	210,543
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 14.457%, (SOFR + 10.10%), 11.957% cash, 2.50% PIK, 2/8/30	$184	$ 174,899
Term Loan - Second Lien, 11.707%, (SOFR + 7.35%), 4.357% cash, 7.35% PIK, 2/8/29	79	74,118
Barnes Group, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 9/3/30	716	717,704
Conair Holdings LLC, Term Loan, 8.222%, (SOFR + 3.75%), 5/17/28	484	436,845
CPM Holdings, Inc., Term Loan, 9.053%, (SOFR + 4.50%), 9/28/28	583	566,603
Crown Equipment Corp., Term Loan, 6.944%, (SOFR + 2.50%), 10/10/31	225	226,828
EMRLD Borrower LP, Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	875	879,253
Engineered Machinery Holdings, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28	827	834,949
Filtration Group Corp., Term Loan, 7.972%, (SOFR + 3.50%), 10/21/28	741	747,594
Gates Global LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/4/31	1,022	1,025,827
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28	487	491,237
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28	869	873,194
SPX FLOW, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 4/5/29	226	228,284
Terex Corp., Term Loan, 6.357%, (SOFR + 2.00%), 10/8/31	475	477,228
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	1,037	1,045,887
		$9,600,240
Media — 1.4%
Aragorn Parent Corp., Term Loan, 8.339%, (SOFR + 4.00%), 12/15/28	$284	$286,996
Charter Communications Operating LLC, Term Loan, 6.781%, (SOFR + 2.25%), 12/15/31	125	124,878
iHeartCommunications, Inc., Term Loan, 10.391%, (SOFR + 5.78%), 5/1/29	358	321,006
Sinclair Television Group, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 9/30/26	573	566,494
		$1,299,374
Metals/Mining — 0.3%
WireCo WorldGroup, Inc., Term Loan, 8.382%, (SOFR + 3.75%), 11/13/28	$280	$263,073
		$263,073

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels — 0.5%
ITT Holdings LLC, Term Loan, 7.107%, (SOFR + 2.75%), 10/11/30	$495	$ 498,657
		$ 498,657
Passenger Airlines — 0.5%
WestJet Loyalty LP, Term Loan, 7.579%, (SOFR + 3.25%), 2/14/31	$496	$ 498,910
		$ 498,910
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 6.607%, (SOFR + 2.25%), 5/5/28	$217	$ 217,870
		$ 217,870
Professional Services — 5.0%
AAL Delaware Holdco, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 7/30/31	$150	$151,029
AlixPartners LLP, Term Loan, 6.972%, (SOFR + 2.50%), 2/4/28	641	644,586
Camelot U.S. Acquisition LLC, Term Loan, 7.107%, (SOFR + 2.75%), 1/31/31	558	558,601
CoreLogic, Inc., Term Loan, 7.972%, (SOFR + 3.50%), 6/2/28	457	452,069
EAB Global, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 8/16/28	592	595,005
Employbridge Holding Co., Term Loan, 9.621%, (SOFR + 4.75%), 7/19/28	387	257,162
First Advantage Holdings LLC, Term Loan, 7.607%, (SOFR + 3.25%), 10/31/31	325	328,859
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31	274	275,616
Neptune Bidco U.S., Inc., Term Loan, 9.758%, (SOFR + 5.00%), 4/11/29	395	355,341
Planet U.S. Buyer LLC, Term Loan, 7.521%, (SOFR + 3.00%), 2/7/31	398	401,918
Teneo Holdings LLC, Term Loan, 9.107%, (SOFR + 4.75%), 3/13/31	248	250,962
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31	258	257,497
Vaco Holdings LLC, Term Loan, 9.479%, (SOFR + 5.00%), 1/21/29	246	228,549
		$4,757,194
Real Estate Management & Development — 1.6%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.607%, (SOFR + 3.25%), 1/31/30	$110	$111,158
Greystar Real Estate Partners LLC, Term Loan, 7.089%, (SOFR + 2.75%), 8/21/30	892	900,070
Homeserve USA Holding Corp., Term Loan, 6.37%, (SOFR + 2.00%), 10/21/30	248	248,652
Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development (continued)
RE/MAX International, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 7/21/28	$266	$ 261,229
		$ 1,521,109
Road & Rail — 1.4%
Avis Budget Car Rental LLC, Term Loan, 6.222%, (SOFR + 1.75%), 8/6/27	$846	$ 838,394
First Student Bidco, Inc., Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28	527	528,553
		$ 1,366,947
Semiconductors & Semiconductor Equipment — 0.4%
Altar Bidco, Inc., Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29	$268	$ 267,958
Bright Bidco BV, Term Loan, 12.585%, (SOFR + 8.00%), 10/31/27	34	16,804
MaxLinear, Inc., Term Loan, 6.703%, (SOFR + 2.25%), 6/23/28	54	51,830
		$336,592
Software — 15.1%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31	$1,177	$1,190,047
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28	178	13,037
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28	127	85,538
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29	267	20,057
Boxer Parent Co., Inc., Term Loan, 8.335%, (SOFR + 3.75%), 7/30/31	886	893,999
CCC Intelligent Solutions, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 9/21/28	990	995,364
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	516	518,214
Cloudera, Inc.:
Term Loan, 8.207%, (SOFR + 3.75%), 10/8/28	389	388,359
Term Loan - Second Lien, 10.457%, (SOFR + 6.00%), 10/8/29	150	147,563
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(10)	35	35,501
Constant Contact, Inc., Term Loan, 8.918%, (SOFR + 4.00%), 2/10/28	437	393,016
Cornerstone OnDemand, Inc., Term Loan, 8.222%, (SOFR + 3.75%), 10/16/28	267	236,147
Dragon Buyer, Inc, Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31	275	275,916
Drake Software LLC, Term Loan, 8.607%, (SOFR + 4.25%), 6/26/31	449	437,653
E2open LLC, Term Loan, 7.972%, (SOFR + 3.50%), 2/4/28	531	534,096
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30	816	824,984
Epicor Software Corp., Term Loan, 7.107%, (SOFR + 2.75%), 5/30/31	1,312	1,323,154

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27	$334	$ 322,812
GoTo Group, Inc.:
Term Loan, 9.297%, (SOFR + 4.75%), 4/28/28	148	135,372
Term Loan - Second Lien, 9.297%, (SOFR + 4.75%), 4/28/28	200	91,948
iSolved, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 10/15/30	498	504,110
Marcel LUX IV SARL, Term Loan, 8.07%, (SOFR + 3.50%), 11/9/30	857	869,482
Open Text Corp., Term Loan, 6.107%, (SOFR + 1.75%), 1/31/30	503	503,656
Project Alpha Intermediate Holding, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30	496	500,055
Proofpoint, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 8/31/28	175	176,474
Quartz Acquireco LLC, Term Loan, 7.079%, (SOFR + 2.75%), 6/28/30	396	399,080
Quest Software U.S. Holdings, Inc., Term Loan, 8.579%, (SOFR + 4.25%), 2/1/29	287	187,221
RealPage, Inc., Term Loan, 7.59%, (SOFR + 3.00%), 4/24/28	522	521,986
Redstone Holdco 2 LP, Term Loan, 9.597%, (SOFR + 4.75%), 4/27/28	306	185,207
Skillsoft Corp., Term Loan, 9.722%, (SOFR + 5.25%), 7/14/28	217	191,173
Sophia, LP, Term Loan, 7.357%, (SOFR + 3.00%), 10/9/29	678	683,118
Veritas U.S., Inc., Term Loan, 19.25%, (USD Prime + 11.50%), 12/9/29	106	105,232
Vision Solutions, Inc., Term Loan, 8.847%, (SOFR + 4.00%), 4/24/28	631	622,111
		$14,311,682
Specialty Retail — 3.2%
Hoya Midco LLC, Term Loan, 7.585%, (SOFR + 3.00%), 2/3/29	$108	$109,438
Les Schwab Tire Centers, Term Loan, 7.357%, (SOFR + 3.00%), 4/23/31	1,063	1,069,229
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28	723	724,109
Mister Car Wash Holdings, Inc., Term Loan, 7.095%, (SOFR + 2.75%), 3/27/31	499	501,733
PetSmart, Inc., Term Loan, 8.207%, (SOFR + 3.75%), 2/11/28	626	624,325
		$3,028,834
Textiles, Apparel & Luxury Goods — 1.3%
Gloves Buyer, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 12/29/27	$776	$776,655
Hanesbrands, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 3/8/30	400	404,469
		$1,181,124
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 3.6%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.12%, (SOFR + 1.75%), 6/24/30	$886	$ 886,621
Core & Main LP:
Term Loan, 6.339%, (SOFR + 2.00%), 7/27/28	422	423,909
Term Loan, 6.382%, (SOFR + 2.00%), 2/9/31	496	498,424
Foundation Building Materials Holding Co. LLC, Term Loan, 8.585%, (SOFR + 4.00%), 1/29/31	223	220,383
Park River Holdings, Inc., Term Loan, 8.105%, (SOFR + 3.25%), 12/28/27	582	569,335
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28	645	545,897
Windsor Holdings III LLC, Term Loan, 7.856%, (SOFR + 3.50%), 8/1/30	297	300,652
		$3,445,221
Transportation Infrastructure — 1.5%
Brown Group Holding LLC:
Term Loan, 6.857%, (SOFR + 2.50%), 7/1/31	$405	$407,116
Term Loan, 7.002%, (SOFR + 2.50%), 7/1/31(8)	299	299,724
KKR Apple Bidco LLC, Term Loan, 7.222%, (SOFR + 2.75%), 9/22/28	743	748,151
		$1,454,991
Wireless Telecommunication Services — 0.8%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27	$495	$495,962
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27	248	241,295
		$737,257
Total Senior Floating Rate Loans (identified cost $106,437,515)		$105,494,766

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 2.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(11)	2,705,734	$ 2,705,734
Total Short-Term Investments (identified cost $2,705,734)		$ 2,705,734
Total Investments — 122.5% (identified cost $117,159,397)		$115,858,636
Less Unfunded Loan Commitments — (0.2)%		$ (158,144)

Net Investments — 122.3% (identified cost $117,001,253)	$115,700,492
Note Payable — (23.3)%	$(22,000,000)

Other Assets, Less Liabilities — 1.0%	$ 896,367
Net Assets — 100.0%	$ 94,596,859

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $6,198,657 or 6.6% of the Fund's net assets.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2024, the total value of unfunded loan commitments is $159,666.
(8)	The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(9)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(10)	Fixed-rate loan.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.

Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,705,734, which represents 2.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,345,974	$18,262,351	$(16,902,591)	$ —	$ —	$2,705,734	$31,105	2,705,734

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Floating-Rate Advantage Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$7,165	$205,430	$236,207	$448,802
Corporate Bonds	—	6,198,657	—	6,198,657
Exchange-Traded Funds	949,357	—	—	949,357
Preferred Stocks	—	61,320	—	61,320
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	105,336,622	—	105,336,622
Short-Term Investments	2,705,734	—	—	2,705,734
Total Investments	$3,662,256	$111,802,029	$236,207	$115,700,492

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2024 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.